Basis of Preparation and Material Accounting Policy Information (Details)	12 Months Ended
Mar. 31, 2025
Bottom of Range [Member]
Basis of Preparation and Material Accounting Policy Information [Line Items]
Estimated useful lives term	3 years
Top of Range [Member]
Basis of Preparation and Material Accounting Policy Information [Line Items]
Estimated useful lives term	5 years